4. Depreciation, Bad Debt and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Depreciation Bad Debt And Other Provisions Tables
Schedule of depreciation and bad debt provision

Details of depreciation and bad debt provision are as follows:

	2017	2016*	2015*
Depreciation of property and equipment	$3,574	$3,229	$3,160
Bad debt and other provisions	63,954	–	9,814
Total depreciation, bad debt and other provisions	$67,528	$3,229	$12,974

*   Restated for discontinued operations (see note 9 — Discontinued Operations)